Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Bank time deposits	$ 665,983	$ 750,467	$ 1,515,880
Wealth management products	212,504	180,355	166,168
Equity securities with readily determinable market value	420,012	241,590	289,221
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Bank time deposits	665,983	750,467	1,515,880
Wealth management products	212,504	180,355	166,168
Equity securities with readily determinable market value	420,012	241,590	289,221
Total	1,298,499	1,172,412	1,971,269
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Bank time deposits	0	0	0
Wealth management products	0	0	0
Equity securities with readily determinable market value	420,012	241,590	289,221
Total	420,012	241,590	289,221
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	665,983	750,467	1,515,880
Wealth management products	212,504	180,355	166,168
Equity securities with readily determinable market value	0	0	0
Total	878,487	930,822	1,682,048
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments
Bank time deposits	0	0	0
Wealth management products	0	0	0
Equity securities with readily determinable market value	0	0	0
Total	$ 0	$ 0	$ 0